Expense Example - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 5
3 years	29
5 years	58
10 years	$ 144